Financial Condition and Management's Plan - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2010	Sep. 30, 2012	May 03, 2012	Dec. 31, 2011	Jan. 21, 2011
Liquidity And Capital Resources [Line Items]
Tier I capital ( to total assets)		2.90%		3.30%	8.00%
Total capital (to risk-weighted assets)		5.50%		6.10%	12.00%
Company's loan with the unaffiliated third party, interest rate				6.00%
Company's loan with the unaffiliated third party, outstanding balance				$ 1,300,000
Maximum non-performing assets as percentage to tangible capital	65.00%
Maximum net loss can incur under loan agreement	250,000
Expected payment for full settlement of debt			$ 900,000